Income tax	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income tax
Income tax
The major components of income tax expense are:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$272	$273	$210
Deferred income tax expense (benefit)	12	27	(1,178)
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$284	$300	$(968)

A reconciliation of income taxes computed at the French statutory rate (34.43% for the years ended December 31, 2016 and 2017; and 28% in 2018) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Profit (loss) before income taxes	$(24,503)	$(25,860)	$(37,192)
At France’s statutory income tax rate of 28% (34.43% in 2016 and 2017)	(8,436)	(8,904)	(10,269)
Non-deductible share-based payment expense	386	564	507
Tax credits	(676)	(1,152)	(848)
Permanent differences and other	(567)	(329)	(596)
Unrecognized benefit of tax losses carryforward	9,577	10,121	10,238
Income tax expense (income) reported in the Consolidated Statement of Operations	$284	$300	$(968)

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Consolidated Statement of Operations
	December 31,			Year ended December 31,
	2016	2017	2018	2016	2017	2018
	(in thousands)
Post-employment medical benefits	$(237)	$(311)	$(277)	$14	$(74)	$34
Royalty accrual	(213)	(216)	(196)	17	(3)	20
Government loan	93	77	48	4	(16)	(29)
Intangible assets	126	121	74	126	(6)	(46)
Cash flow hedge	(7)	9	(1)	7	16	(10)
Remeasurement of non-monetary accounts	264	(327)	87	46	(591)	414
Convertible debts and venture debt - liability	—	981	235	—	981	(746)
Convertible debts and venture debt - equity component	—	—	1,818	—	—	—
Other provisions and accruals	(29)	(64)	(460)	(15)	(34)	(396)
From subsidiaries	22	52	35	12	30	(17)
Loss available for offsetting against future taxable income	3	(270)	(672)	(199)	(276)	(402)
Total	$22	$52	$691	$12	$27	$(1,178)

The changes in deferred tax assets and liabilities were as follows :

	2016	2017	2018
	(in thousands)
As of January 1st	$10	$22	$52
Tax expense (income) during the year recognised in Profit or Loss	12	27	(1,178)
Tax expense during the year recognised in equity (1)	—	—	$1,818
Effect of foreign exchange	—	3	(1)
As at December 31st	$22	$52	$691

(1) Relates to the split accounting of the convertible debts and the venture debt issued with an equity component
As of December 31, 2018 the Company had accumulated tax losses which arose in France of $265,873,000 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2016, 2017 and 2018 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.